INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
INCOME TAX
NOTE 10:-	INCOME TAX

a.	Changes in the Israeli corporate tax rates:

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) - 2011 was publicized.  As part of the law, among other things, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) - 2009 and the Income Tax Ordinance (New Version) - 1961 were amended whereby, commencing in 2012, the blueprint for the reduction in the corporate tax rates will be cancelled and the corporate tax rate will be 25%.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws of the countries in which they are located.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2012	2011
	$	$

Operating loss carry forward	10,631	11,128
Reserves and allowances	689	601

Net deferred tax assets before valuation allowance	11,320	11,729
Valuation allowance	(10,287)	(11,729)

Net deferred tax assets	1,033	-

Deferred income taxes consist of the following:
Domestic	5,632	6,892
Valuation allowance	(4,599)	(6,892)
Net deferred tax assets	1,033	-

Foreign	4,999	4,837
Valuation allowance	(4,999)	(4,837)

	-	-

As of December 31, 2011, the Company and its subsidiaries have provided a valuation allowance in a total amount of $10,287 in respect of deferred tax assets resulting from tax loss carryforwards and other temporary differences. Management currently believes that since the Company and its subsidiaries have net profit during the 2011 and 2012, the deferred tax assets are considered to be realized in the next 2 years.

d.	Carryforward tax losses:

SuperCom Ltd. has accumulated losses for tax purposes as of December 31, 2012, in an amount of approximately $22,528, which may be carried forward and offset against taxable income in the future for an indefinite period. SuperCom Ltd. also has a capital loss in an amount of approximately $14,225 which may be carried forward and offset against capital gains for an indefinite period. Losses carryforwards in Israel are measured in NIS.

As of December 31, 2012, SuperCom's subsidiaries in the United States have estimated total available carryforward tax losses of approximately $14,282. In the U.S., tax losses can be carried forward for 20 years. However, utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. These annual limitations may result in the expiration of net operating losses before utilization. An amount of $3,413 of the carryforward tax losses of the Company's subsidiary in the U.S, is subject to such limitation, due to the Security Holding Corp. acquisition in 2007.

e.
SuperCom Ltd has assessments which are considered as final until the tax year ended December 31, 2007.

SuperCom's subsidiaries in the United States and Israel have not received final assessments since their incorporation.

f.	Income (loss) before income tax consists of the following:

	Year ended December 31,
	2012	2011	2010
	$	$	$

Domestic	3,917	1,359	(1,275)
Foreign	(106)	(315)	(451)

	3,811	1,044	(1,726)

g.	Reconciliation of the theoretical tax benefit to the actual tax benefit:

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense, is as follows:

	Year ended December 31,
	2012	2011	2010
	$	$	$
Income (loss) before income tax, as reported in the consolidated statements of operations	3,811	1,044	(1,726)
Statutory tax rate in Israel	25%	24%	25%

Theoretical tax (benefit) expense	953	251	(432)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(463)	(253)	486
Changes valuation allowance	(1,442)	-	-
Others	(54)	27	(4)

Actual income tax	(1,006)	25	50